RESTRUCTURING AND OTHER CHARGES	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER CHARGES
RESTRUCTURING AND OTHER CHARGES

The Company continually evaluates its cost structure to be appropriately positioned to respond to changing market conditions. From time to time the Company may initiate certain restructuring programs to better utilize its workforce and optimize facility utilization to match the demand for its products.

During the year ended December 31, 2015, the Company established a restructuring program in the MP segment to close one of its manufacturing facilities in the U.S., consolidate production with other U.S. sites and exit the hand-fed chipper line of products. By consolidating operations, the Company has optimized its use of resources, eliminated areas of duplication and operates more efficiently and effectively. The program cost $0.9 million, resulted in a reduction of 38 team members and was completed in 2015.

During the year ended December 31, 2015, the Company established a restructuring program across multiple operating segments to centralize transaction processing and accounting functions into shared service centers. The program cost $0.9 million, resulted in the reduction of 69 team members and was completed in 2016. The segment breakdown of this program cost is as follows: Cranes ($0.8 million) and MP ($0.1 million).

During the year ended December 31, 2016, the Company established restructuring programs in its Cranes segment to transfer production between existing facilities and close certain facilities in order to maximize labor efficiencies and reduce overhead costs, and incurred $76.9 million of expense. The programs are expected to cost $79.9 million, result in the reduction of approximately 1,260 team members and be completed in 2018.

During the year ended December 31, 2016, the Company established restructuring programs in Corporate and Other to consolidate facilities, and incurred $2.9 million of expense. The programs are expected to cost $2.9 million, result in the reduction of approximately 32 team members and be completed in 2017.

The following table provides information for all restructuring activities by segment of the amount of expense incurred during the year ended December 31, 2016, the cumulative amount of expenses incurred for the years ended December 31, 2016, 2015 and 2014 and the total amount expected to be incurred (in millions):

	Amount incurred during the year ended December 31, 2016	Cumulative amount incurred through December 31, 2016	Total amount expected to be incurred
AWP	$0.9	$0.9	$0.9
Cranes	76.9	77.7	79.9
MP	0.4	1.4	1.4
Corporate and Other	2.9	2.9	2.9
Total	$81.1	$82.9	$85.1

The following table provides information by type of restructuring activity with respect to the amount of expense incurred during the year ended December 31, 2016, the cumulative amount of expenses incurred since inception of the programs and the total amount expected to be incurred (in millions):

	Employee Termination Costs	Facility Exit Costs	Asset Disposal and Other Costs	Total
Amount incurred in the year ended December 31, 2016	$61.7	$1.7	$17.7	$81.1
Cumulative amount incurred through December 31, 2016	$62.9	$1.8	$18.2	$82.9
Total amount expected to be incurred	$64.4	$2.5	$18.2	$85.1

The following table provides a roll forward of the restructuring reserve by type of restructuring activity for the year ended December 31, 2016 (in millions):

	Employee Termination Costs	Total
Restructuring reserve at December 31, 2015	$0.9	$0.9
Restructuring charges	70.9	70.9
Restructuring reductions (1)	(9.6)	(9.6)
Cash expenditures	(4.7)	(4.7)
Foreign exchange	(0.7)	(0.7)
Restructuring reserve at December 31, 2016	$56.8	$56.8

(1) Primarily related to reversal of accrued severance costs associated with the Company’s change in plan from closing to selling a certain business.

During the years ended December 31, 2016, 2015 and 2014, $42.6 million, $0.3 million and $0.3 million, respectively, of restructuring charges were included in COGS. During the years ended December 31, 2016, 2015 and 2014, $20.8 million, $1.1 million and $0.3 million, respectively, of restructuring charges were included in SG&A costs. There were $17.7 million and $0.4 million of asset impairments included in restructuring costs, recorded in SG&A, for the years ended December 31, 2016 and 2015, respectively. There were no asset impairments included in restructuring costs for the year ended December 31, 2014.

Other

During the year ended December 31, 2016, the Company recorded approximately $21.1 million and $12.7 million as a component of COGS and SG&A, respectively, for severance charges for structural cost reduction actions across all segments and corporate functions.